Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Calculations of basic and diluted earnings per unit

	Year ended December 31,
(in US $ millions, except per unit data)	2016	2015	2014
Net income attributable to:
Common unitholders	$240.7	$184.1	$109.2
Subordinated unitholders	37.8	40.5	29.0
Seadrill member interest	2.5	32.6	—
Net income attributable to Seadrill Partners LLC owners	$281.0	$257.2	$138.2

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	75,278	75,278	62,374
Subordinated unitholders	16,543	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$3.20	$2.45	$1.75
Subordinated unitholders	$2.28	$2.45	$1.75

Cash distributions declared and paid in the period per unit (1) (2)	$0.7000	$1.7025	$1.6025

Subsequent event: Cash distributions declared and paid relating to the period per unit (2) (3):	$0.1000	$0.2500	$0.5675

(1) Refers to the cash distributions relating to the period declared and paid during the year.
(2) Distributions were declared and paid only with respect to the common units in 2016.
(3) Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.

Distributions paid to Incentive Distribution Rights Holders
The following distributions were paid to the incentive distribution rights holders for the years ending December 31, 2016, 2015 and 2014.

	Year ended December 31,
(in US $ millions)	2016	2015	2014
Distributions paid to incentive distribution rights holders	—	9.5	9.2